Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
Description of debt maturity date	original maturity of more than three months but less than one year from the date of acquisition.
Inventory write off	$ 4,909	$ 5,000	$ 2,624
Lease term	98 years
Provisions for estimated sales returns	$ 2,178	1,759
Contract Liabilities	5,564	$ 27,156
Recognized revenues	$ 26,248
Sales by revenues percentage	13.00%	14.00%	30.00%
Revenues from shipping	$ 3,985	$ 3,450	$ 1,639
Percentage of exercise factor	150.00%
Percentage of share-based compensation to other employees	100.00%
Fair value of outstanding forward and option	$ 317	0
Advertising costs	$ 2,691	2,273	1,981
Tax benefit settlement percentage	50.00%
Sold trade receivables	$ 1,387
Financial expenses related to its factoring	$ 66
Monthly deposits rate	8.33%
Severance expenses	$ 2,895	$ 2,250	$ 1,808
Anti-dilutive excluded from calculation of diluted net earnings (in Shares)	5,005	20,443	536,359